Summary of Available-for-Sale Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments (Detail) - USD ($)
$ in Thousands
	May 31, 2019	May 31, 2018
Investments Debt And Equity Securities [Abstract]
Total investments with unrealized losses, fair value	$ 11,508	$ 106,253
Unrealized losses with a loss position for less than 12 months, fair value	806	68,376
Unrealized losses with a loss position for more than 12 months, fair value	10,702	37,877
Total investments with unrealized losses, gross unrealized losses	(311)	(4,527)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(2)	(1,570)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (309)	$ (2,957)